VALUE OF CHARTER PARTY CONTRACTS	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
VALUE OF CHARTER PARTY CONTRACTS
VALUE OF CHARTER PARTY CONTRACTS

The value of charter-out contracts is summarized as follows:

(in thousands of $)	2017	2016	2015
Opening balance	76,099	103,376	—
Acquired as a result of the Merger	—	—	127,090
Acquired time charter contracts from Quintana	(3,080)	—	—
Amortization charge	(19,333)	(27,277)	(23,714)
Total	53,686	76,099	103,376
Less: current portion	(18,732)	(22,413)	(28,829)
Non-current portion	34,954	53,686	74,547

In connection with the acquisition of vessels from Quintana in 2017, we acquired certain time charter-out contracts. The contracts were valued to net negative $3.1 million and were fully amortized as of December 31, 2017. Time charter revenues in 2017, 2016 and 2015 have been reduced by $19.3 million, $27.3 million and $23.7 million, respectively, as a result of the amortization of charter-out contracts.

The value of charter-out contracts will be amortized as follows:

(in thousands of $)
2018	18,732
2019	18,732
2020	12,148
2021	4,074
2022	—
Thereafter	—
53,686

The value of charter-in contracts is summarized as follows:

(in thousands of $)	2017	2016	2015
Opening balance	5,470	6,144	—
Acquired as a result of the Merger	—	—	7,543
Amortization charge	(672)	(674)	(1,399)
Total	4,798	5,470	6,144
Less: current portion	(672)	(672)	(674)
Non-current portion	4,126	4,798	5,470

The current and non-current portion of the value of unfavorable charter-in contracts is recorded in other current liabilities and long term liabilities, respectively.

Charterhire expenses in 2017, 2016, and 2015, have been reduced by $0.7 million, $0.7 million and $1.4 million, respectively, as a result of the amortization of unfavorable charter-in contracts.

The value of unfavorable charter-in contracts will be amortized as follows:

(in thousands of $)
2018	672
2019	672
2020	674
2021	672
2022	672
Thereafter	1,436
4,798